Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16 – COMMITMENTS AND CONTINGENCIES

Operating Leases

In the normal course of business, the Company leases office space under operating leases agreements. The operating lease agreements generally contain renewal options that may be exercised at the Company’s discretion after the completion of the base rental terms.

Rent expense for the year ended December 31, 2014 totaled $3,274.

The Company has no obligation under operating leases requiring minimum rentals.